Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	GeoVax Labs, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		16,850,610
Entity Public Float			$ 8,741,870
Amendment Flag	false
Entity Central Index Key	0000832489
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,167,980	$ 1,079,087
Grant funds receivable	183,515	474,275
Prepaid expenses and other current assets	66,508	48,830
Total current assets	1,418,003	1,602,192
Property and equipment, net of accumulated depreciation and amortization	176,206	248,441
Other assets:
Licenses, net of accumulated amortization of $208,933 and $184,047 at December 31, 2011 and 2010 respectively	39,923	64,809
Deferred offering costs		430,402
Deposits and other assets	11,010	11,990
Total other assets	50,933	507,201
Total assets	1,645,142	2,357,834
Current liabilities:
Accounts payable	138,339	96,892
Accrued expenses	125,869	241,736
Amounts payable to Emory University (a related party)	677,327	182,980
Total current liabilities	941,535	521,608
Commitments (Note 4)
Stockholders’ equity:
Common stock, $.001 par value, 40,000,000 shares authorized; 16,442,611 and 15,654,846 shares issued and outstanding at December 31, 2011 and 2010, respectively	16,443	15,655
Additional paid-in capital	23,319,166	22,105,747
Deficit accumulated during the development stage	(22,632,002)	(20,285,176)
Total stockholders’ equity	703,607	1,836,226
Total liabilities and stockholders’ equity	$ 1,645,142	$ 2,357,834

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Licenses, accumulated amortization (in Dollars)	$ 208,933	$ 184,047
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	16,442,611	15,654,846
Common stock, shares outstanding	16,442,611	15,632,564

Consolidated Statements of Operations (USD $)	12 Months Ended			126 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Grant revenue	$ 4,899,885	$ 5,185,257	$ 3,668,195	$ 20,311,692
Operating expenses:
Research and development	4,276,375	4,793,956	4,068,682	25,630,676
General and administrative	2,972,555	3,162,134	2,914,845	17,647,659
	7,248,930	7,956,090	6,983,527	43,278,335
Loss from operations	(2,349,045)	(2,770,833)	(3,315,332)	(22,966,643)
Other income (expense):
Interest income	2,219	23,505	31,080	340,310
Interest expense				(5,669)
	2,219	23,505	31,080	334,641
Net loss	$ (2,346,826)	$ (2,747,328)	$ (3,284,252)	$ (22,632,002)
Basic and diluted:
Loss per common share (in Dollars per share)	$ (0.15)	$ (0.18)	$ (0.22)	$ (2.11)
Weighted average shares outstanding (in Shares)	15,735,541	15,651,308	15,191,278	10,704,803

Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jun. 26, 2001
Capital contribution at inception (June 27, 2001)		$ 10			$ 10
Net loss				(170,592)	(170,592)
Balance at Dec. 31, 2001		10		(170,592)	(170,582)
Sale of common stock for cash	2,790	(2,320)			470
Sale of common stock for cash (in Shares)	2,789,954
Issuance of common stock for technology license	705	148,151			148,856
Issuance of common stock for technology license (in Shares)	704,534
Net loss				(618,137)	(618,137)
Balance (in Shares)	3,494,488
Balance at Dec. 31, 2002	3,495	145,841		(788,729)	(639,393)
Sale of common stock for cash	1,229	2,458,380			2,459,609
Sale of common stock for cash (in Shares)	1,229,278
Net loss				(947,804)	(947,804)
Balance (in Shares)	4,723,766
Balance at Dec. 31, 2003	4,724	2,604,221		(1,736,533)	872,412
Sale of common stock for cash and stock subscription receivable	1,483	2,988,436	(2,750,000)		239,919
Sale of common stock for cash and stock subscription receivable (in Shares)	1,482,605
Cash payments received on stock subscription receivable			750,000		750,000
Issuance of common stock for technology license	49	99,951			100,000
Issuance of common stock for technology license (in Shares)	49,420
Net loss				(2,351,828)	(2,351,828)
Balance (in Shares)	6,255,791
Balance at Dec. 31, 2004	6,256	5,692,608	(2,000,000)	(4,088,361)	(389,497)
Cash payments received on stock subscription receivable			1,500,000		1,500,000
Net loss				(1,611,086)	(1,611,086)
Balance (in Shares)	6,255,791
Balance at Dec. 31, 2005	6,256	5,692,608	(500,000)	(5,699,447)	(500,583)
Cash payments received on stock subscription receivable			500,000		500,000
Conversion of preferred stock to common stock	3,551	1,071,565			1,075,116
Conversion of preferred stock to common stock (in Shares)	3,550,851
Common stock issued in connection with merger	4,360	1,708,489			1,712,849
Common stock issued in connection with merger (in Shares)	4,359,891
Issuance of common stock for cashless warrant exercise	57	(57)
Issuance of common stock for cashless warrant exercise	56,825
Net loss				(584,166)	(584,166)
Balance (in Shares)	14,223,358
Balance at Dec. 31, 2006	14,224	8,472,605		(6,283,613)	2,203,216
Sale of common stock for cash	407	3,162,543			3,162,950
Sale of common stock for cash (in Shares)	406,729
Issuance of common stock upon stock option exercise	2	4,998			5,000
Issuance of common stock upon stock option exercise (in Shares)	2,471
Stock-based compensation expense		1,518,496			1,518,496
Net loss				(4,241,796)	(4,241,796)
Balance (in Shares)	14,632,558
Balance at Dec. 31, 2007	14,633	13,158,642		(10,525,409)	2,647,866
Sale of common stock for cash	176	1,364,824			1,365,000
Sale of common stock for cash (in Shares)	176,129
Transactions related to common stock purchase agreement with Fusion Capital	130	405,961			406,091
Transactions related to common stock purchase agreement with Fusion Capital (in Shares)	130,290
Stock-based compensation - Stock options		1,798,169			1,798,169
Stock-based compensation - Consultant warrants		146,880			146,880
Stock-based compensation - Issuance of common stock for services	10	73,990			74,000
Stock-based compensation - Issuance of common stock for services (in Shares)	10,000
Net loss				(3,728,187)	(3,728,187)
Balance (in Shares)	14,948,977
Balance at Dec. 31, 2008	14,949	16,948,466		(14,253,596)	2,709,819
Transactions related to common stock purchase agreement with Fusion Capital	216	1,519,784			1,520,000
Transactions related to common stock purchase agreement with Fusion Capital (in Shares)	216,261
Sale of common stock for cash upon exercise of stock purchase warrant	463	1,499,537			1,500,000
Sale of common stock for cash upon exercise of stock purchase warrant (in Shares)	462,826
Stock-based compensation - Stock options		1,221,764			1,221,764
Stock-based compensation - Consultant warrants		45,401			45,401
Stock-based compensation - Issuance of common stock for services	5	31,495			31,500
Stock-based compensation - Issuance of common stock for services (in Shares)	4,500
Cash payments received on stock subscription receivable					3,020,000
Net loss				(3,284,252)	(3,284,252)
Balance (in Shares)	15,632,564
Balance at Dec. 31, 2009	15,633	21,266,447		(17,537,848)	3,744,232
Issuance of common stock in lieu of cash payment	12	89,988			90,000
Issuance of common stock in lieu of cash payment (in Shares)	12,000
Stock-based compensation - Stock options		575,662			575,662
Stock-based compensation - Consultant warrants		121,057			121,057
Stock-based compensation - Issuance of common stock for services	10	53,803			53,813
Stock-based compensation - Issuance of common stock for services (in Shares)	10,500
Fractional share payout upon reverse split		(1,210)			(1,210)
Fractional share payout upon reverse split (in Shares)	(218)
Net loss				(2,747,328)	(2,747,328)
Balance (in Shares)	15,654,846
Balance at Dec. 31, 2010	15,655	22,105,747		(20,285,176)	1,836,226
Sale of common stock for cash	659	440,551			441,210
Sale of common stock for cash (in Shares)	658,520
Stock-based compensation - Stock options		463,752			463,752
Stock-based compensation - Consultant warrants		159,245			159,245
Stock-based compensation - Issuance of common stock for services	129	149,871			150,000
Stock-based compensation - Issuance of common stock for services (in Shares)	129,245
Cash payments received on stock subscription receivable					404,410
Net loss				(2,346,826)	(2,346,826)
Balance (in Shares)	16,442,611
Balance at Dec. 31, 2011	$ 16,443	$ 23,319,166		$ (22,632,002)	$ 703,607

Consolidated Statements of Cash Flows (USD $)	12 Months Ended						126 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (2,346,826)		$ (2,747,328)		$ (3,284,252)		$ (22,632,002)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	109,017		119,773		89,776		565,637
Accretion of preferred stock redemption value							346,673
Stock-based compensation expense	772,997		750,532		1,298,665		6,359,739
Write-off of deferred offering costs	430,402						430,402
Changes in assets and liabilities:
Grant funds receivable	290,760		(153,954)		(8,953)		(183,515)
Prepaid expenses and other current assets	19,122		(4,215)		254,671		(29,708)
Deposits	980		(11,010)				(11,010)
Accounts payable and accrued expenses	419,927		39,033		224,943		1,030,325
Total adjustments	2,043,205		740,159		1,859,102		8,508,543
Net cash used in operating activities	(303,621)		(2,007,169)		(1,425,150)		(14,123,459)
Cash flows from investing activities:
Purchase of property and equipment	(11,896)		(4,706)		(270,246)		(538,490)
Proceeds from sale of property and equipment			5,580				5,580
Net cash provided (used) by investing activities	(11,896)		874		(270,246)		(532,910)
Cash flows from financing activities:
Proceeds from sale of common stock	404,410				3,020,000		15,526,308
Proceeds from sale of preferred stock							728,443
Deferred offering costs			(430,402)				(430,402)
Net cash provided by financing activities	404,410		(430,402)		3,020,000		15,824,349
Net increase (decrease) in cash and cash equivalents	88,893	[1]	(2,436,697)	[1]	1,324,604	[1]	1,167,980 [1]
Cash and cash equivalents at beginning of period	1,079,087		3,515,784		2,191,180
Cash and cash equivalents at end of period	1,167,980		1,079,087		3,515,784		1,167,980
Supplemental disclosure of cash flow information
Interest paid							$ 5,669

[1]	Supplemental disclosure of non-cash investing and financing activities: In connection with the Merger discussed in Note 5, all of the outstanding shares of the Company's mandatory redeemable convertible preferred stock were converted into shares of common stock as of September 28, 2006.

Note 1 - Nature of Business	12 Months Ended
Dec. 31, 2011
Nature of Operations [Text Block]
1.           Nature of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a biotechnology company developing vaccines that prevent and fight Human Immunodeficiency Virus (“HIV”) infections.  HIV infections result in Acquired Immunodeficiency Syndrome (“AIDS”).  We have exclusively licensed from Emory University (“Emory”) vaccine technology which was developed in collaboration with the National Institutes of Health (“NIH”) and the Centers for Disease Control and Prevention (“CDC”).  GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia (metropolitan Atlanta area).

Our current vaccines under development address the clade B subtype of the HIV virus that is most prevalent in the United States and the developed world.  Our vaccines are being evaluated to determine their potential to (a) prevent HIV infection and (b) to serve as a therapy for individuals who are already infected with HIV.  These vaccines are currently being evaluated in humans -- both in those infected with HIV and those who are not.

As discussed in Note 2, the Company is a development-stage enterprise and we are devoting substantially all of our present efforts to research and development.  We have funded our activities to date almost exclusively from equity financings and government grants, and we will continue to require substantial funds to continue these activities.  We anticipate that our existing cash resources, combined with the proceeds from the NIH grant discussed in Note 3 and the financing events discussed in Note 11, should be sufficient to fund our planned activities into the first quarter of 2013.  In order to meet our operating cash flow requirements, we may plan additional offerings of our equity securities, debt or convertible debt instruments. We are also seeking additional funding for our research programs through government grant funding mechanisms.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.           Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

Our primary business is conducted by our wholly-owned subsidiary, GeoVax, Inc. The accompanying consolidated financial statements include the accounts of GeoVax, Inc. from inception together with those of GeoVax Labs, Inc. from September 28, 2006 (see Note 5).  All intercompany transactions have been eliminated in consolidation.

Development-Stage Enterprise

We are devoting all of our present efforts to research and development and GeoVax is a development stage enterprise as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities.  All losses accumulated since inception (June 27, 2001) have been considered as part of our development stage activities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.  Our cash and cash equivalents consist primarily of bank deposits and money market accounts.  The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  The components of property and equipment as of December 31, 2011 and 2010 are as follows:

	2011	2010
Laboratory equipment	$388,000	$388,000
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	16,789
Total property and equipment	532,290	520,394
Accumulated depreciation and amortization	(356,084)	(271,953)
Property and equipment, net	$176,206	$248,441

Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets which range from three to five years.  Amortization of leasehold improvements is computed using the straight-line method over the remaining term of the related lease.  Depreciation and amortization expense was $84,131, $94,887, and $64,891 during the years ended December 31, 2011, 2010 and 2009, respectively.

Other Assets

Other assets consist principally of license agreements for the use of technology obtained through the issuance of the Company’s common stock.  These license agreements are amortized on a straight line basis over ten years.  Amortization expense related to these agreements was $24,886 during each of the years ended December 31, 2011, 2010 and 2009 and is expected to be $19,923, $10,000, $10,000, $-0-, and $-0- for each of the next five years, respectively.

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets.  If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not yet been billed by our third party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date in our financial statements. Examples of expenses for which we accrue include fees for professional services and fees owed to contract manufacturers in conjunction with the manufacture of vaccines for our clinical trials. We make these estimates based upon progress of activities related to contractual obligations and information received from vendors.

Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. All common share equivalents (which consist of options and warrants) are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled 2,798,801, 2,013,522, and 1,866,550 at December 31, 2011, 2010 and 2009, respectively.

Revenue Recognition

We recognize revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104, Revenue Recognition, (“SAB 104”). SAB 104 provides guidance in applying GAAP to revenue recognition issues, and specifically addresses revenue recognition for upfront, nonrefundable fees received in connection with research collaboration agreements.  During 2011, 2010 and 2009, our revenue consisted of grant funding received primarily from the NIH (see Note 3).  Revenue from this arrangement is approximately equal to the costs incurred and is recorded as income as the related costs are incurred.

Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) fees paid to third-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (ii) costs related to sponsored research agreements, (iii) the costs to procure and manufacture materials used in clinical trials, (iv) laboratory supplies and facility-related expenses to conduct development, and (v) salaries, benefits, and share-based compensation for personnel.  These costs are charged to expense as incurred.

Patent Costs

Our expenditures relating to obtaining and protecting patents are charged to expense when incurred, and are included in general and administrative expense.

Period to Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results for future periods.  Certain prior year amounts have been reclassified to conform to the current year financial statement presentation.

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date.  Compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance.  Compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair-value as calculated by the Black-Scholes option pricing model.  We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award.  See Note 6 for additional stock-based compensation information.

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on our financial statements.

Note 3 - Government Grants	12 Months Ended
Dec. 31, 2011
Government Grants [Text Block]
3.           Government Grants

NIH Grant

In September 2007, the NIH awarded us an Integrated Preclinical/Clinical AIDS Vaccine Development (IPCAVD) grant to support our HIV/AIDS vaccine program.  The project period for the grant covers a five-year period which commenced October 2007, with an aggregate award of $20.4 million.  As of December 31, 2011, there is approximately $3.9 million of unused grant funds remaining and available for use through August 31, 2012 (the end of the original project period).  We are utilizing this funding to further our HIV/AIDS vaccine development, optimization and production.  We record revenue associated with the grant as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations.  During 2011, 2010, and 2009, we recorded $4,899,885, $4,940,778, and $3,668,195, respectively, of revenue associated with this grant.

QTDP Grant

In November 2010, we were awarded a one-time grant of $244,479 pursuant to the Qualifying Therapeutic Discovery Project (QTDP) program enacted as part of the Patient Protection and Affordable Care Act of 2010.  The QTDP program was intended to provide incentive to smaller companies who are focusing on innovative therapeutic discoveries.  We received the full amount of the grant during 2010, which is recorded as revenue for 2010 in the accompanying Consolidated Statement of Operations.

Note 4 - Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]
4.           Commitments

Lease Agreements

We lease approximately 8,400 square feet of office and laboratory space located in Smyrna, Georgia (metropolitan Atlanta). Rent expense for the years ended December 31, 2011, 2010 and 2009 was $119,255, $118,988, and $63,350, respectively.  Future minimum lease payments pursuant to the 62 month lease total $121,560 in 2012, $125,180 in 2013 and $128,920 in 2014.

Other Commitments

In the normal course of business, we may enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of clinical trials, and other research-related activities. As of December 31, 2011, we had approximately $478,000 of unrecorded outstanding purchase commitments to our vendors and subcontractors, of which we expect approximately $445,000 in 2012 and $33,000 in 2013.

Note 5 - 2006 Merger and Recapitalization	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
5.           2006 Merger and Recapitalization

The Company was originally incorporated in June 1988 under the laws of Illinois as Dauphin Technology, Inc. (“Dauphin”).  Dauphin was unsuccessful and its operations were terminated in December 2003.  In September 2006, Dauphin completed a merger (the “Merger”) with GeoVax, Inc. which was incorporated under the laws of Georgia in June 2001.  As a result of the Merger, the shareholders of GeoVax, Inc. exchanged their shares of common stock for Dauphin common stock and GeoVax, Inc. became a wholly-owned subsidiary of Dauphin.  Dauphin then changed its name to GeoVax Labs, Inc. and replaced its officers and directors with those of GeoVax, Inc.  Subsequent to the Merger, the Company has not conducted any business other than GeoVax, Inc.’s business of developing human vaccines.  The Merger was accounted for under the purchase method of accounting as a reverse acquisition in accordance with GAAP. Under this method of accounting, Dauphin was treated as the acquired company and, accordingly, all financial information prior to the date of Merger presented in the accompanying consolidated financial statements, or in the notes herein, as well as any references to prior operations, are those of GeoVax, Inc.  In June 2008, the Company was reincorporated under the laws of the State of Delaware.

Note 6 - Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
6.           Stockholders’ Equity

Common Stock Transactions

In February 2010, we issued 12,000 shares of our common stock in settlement of an obligation accrued at December 31, 2009 in the amount of $90,000.

During December 2011, we sold an aggregate of 658,520 shares of our common stock to fifteen individual accredited investors (including members of our board of directors and management --see Note 9) for an aggregate purchase price of $441,210, $36,800 of which was received in January 2012 and is therefore reflected as a receivable (Other Current Asset) in the accompanying Consolidated Balance Sheet as of December 31, 2011.  We also issued to the investors warrants to purchase an aggregate of 987,783 shares of common stock at a price of $1.00 per share, which expire in December 2016.

From time to time, we issue shares of our common stock to consultants or others in exchange for services.  During 2011, 2010 and 2009 we issued 129,245, 10,500, and 4,500, respectively, for such services; and we recorded general and administrative expense of $150,000, $53,813, and $31,500 during each respective period related to these issuances.

Stock Options

In 2006, we adopted the GeoVax Labs, Inc. 2006 Equity Incentive Plan (the “Stock Option Plan”) for the granting of qualified incentive stock options (“ISO’s”), nonqualified stock options, restricted stock awards or restricted stock bonuses to employees, officers, directors, consultants and advisors of the Company.  The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees).  Options granted under the Stock Option Plan have a maximum ten-year term and generally vest over three years.  The Company has reserved 1,200,000 shares of its common stock for issuance under the Stock Option Plan.

A summary of activity under the Stock Option Plan as of December 31, 2011, and changes during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	1,137,356	$5.33
Granted	230,000	0.91
Exercised	-	-
Forfeited or expired	(439,114)	2.81
Outstanding at December 31, 2011	928,242	$5.43	6.5	$-0-
Exercisable at December 31, 2011	578,231	$7.59	4.8	$-0-

Additional information concerning our stock options for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Weighted average fair value of options granted during the period	$0.79	$2.95	$6.15
Intrinsic value of options exercised during the period	-	-	-
Total fair value of options vested during the period	540,339	499,557	1,143,326

We use the Black-Scholes model for determining the grant date fair value of our stock option grants.  This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted.  The significant assumptions we used in our fair value calculations were as follows:

	2011	2010	2009
Weighted average risk-free interest rates	1.4%	2.6%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option	7 yrs	6.7 yrs	7 yrs
Expected volatility	111.2%	112.9%	112.3%

Stock-based compensation expense related to the Stock Option Plan was $463,752, $575,662, and $1,221,764 during the years ended December 31, 2011, 2010 and 2009, respectively.  Stock option expense is allocated to research and development expense or to general and administrative expense based on the related employee classifications and corresponds to the allocation of employee salaries.  For the three years ended December 31, 2011, stock option expense was allocated as follows:

	2011	2010	2009
General and administrative expense	$284,352	$369,161	$917,110
Research and development expense	179,400	206,501	304,654
Total stock option expense	$463,752	$575,662	$1,221,764

As of December 31, 2011, there was $515,697 of unrecognized compensation expense related to stock-based compensation arrangements.  The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of 2.0 years.

Compensatory Warrants

From time to time, we issue stock purchase warrants to consultants or others in exchange for services. A summary of our compensatory warrant activity as of December 31, 2011, and changes during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	59,400	$7.00
Granted	7,400	1.40
Exercised	-	-
Forfeited or expired	(2,400)	7.00
Outstanding at December 31, 2011	64,400	$7.00	0.6	$-0-
Exercisable at December 31, 2011	58,850	$7.00	0.7	$-0-

Additional information concerning our compensatory warrants for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Weighted average fair value of warrants granted during the period	$0.96	$-	$4.75
Intrinsic value of warrants exercised during the period	-	-	-
Total fair value of warrants vested during the period	1,780	19,238	6,413

We use the Black-Scholes model for determining the grant date fair value of our compensatory warrants.  The significant assumptions we used in our fair value calculations were as follows:

	2011	2010	2009
Weighted average risk-free interest rates	0.98%	-	1.54%
Expected dividend yield	0.0%	-	0.0%
Expected life of warrant	3.0 yrs	-	3.0 yrs
Expected volatility	115.46%	-	112.1%

Expense associated with compensatory warrants was $7,119, $121,057, and $45,401 during the years ended December 31, 2011, 2010 and 2009, respectively.  All such expense was allocated to general and administrative expense.  As of December 31, 2011, there was no unrecognized compensation expense related to compensatory warrant arrangements.

Investment Warrants

In addition to outstanding stock options and compensatory warrants, as of December 31, 2011 we have a total of 1,806,159 outstanding stock purchase warrants issued to investors in connection with financing transactions.  Warrants as to 987,783 have an exercise price of $1.00 per share and expire in December 2016; warrants as to 818,376 have an exercise price of $16.50 and expire in December 2014.  During the fourth quarter of 2011, we recorded general and administrative expense of $152,126 associated with the extension of warrants which were due to expire in 2011 to 2013.

Note 7 - Retirement Plan	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
7.           Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the “401k Plan”) administered by a third party service provider; and the Company contributes to the 401k Plan on behalf of its employees based upon a matching formula.  During the years ended December 31, 2011, 2010 and 2009 our contributions to the 401k Plan were $56,928, $52,632, and $25,057, respectively.

Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
8.           Income Taxes

At December 31, 2011, we have a consolidated federal net operating loss (“NOL”) carryforward of approximately $71.3 million, available to offset against future taxable income which expires in varying amounts in 2012 through 2031.  Additionally, we have approximately $764,000 in research and development (“R&D”) tax credits that expire in 2022 through 2031 unless utilized earlier.  No income taxes have been paid to date.

As a result of the Merger discussed in Note 5, our NOL carryforward increased substantially due to the addition of historical NOL carryforwards for Dauphin Technology, Inc.  However, Section 382 of the Internal Revenue Code contains provisions that may limit our utilization of NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may occur in future periods.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of our deferred tax assets and liabilities included the following at December 31, 2011 and 2010:

	2011	2010
Deferred tax assets:
Net operating loss carryforward	$24,875,119	$25,116,958
Research and development tax credit carryforward	763,690	731,290
Stock-based compensation expense	1,991,769	1,779,950
Total deferred tax assets	27,630,578	27,628,198

Deferred tax liabilities
Depreciation	(38,587)	(51,945)
Total deferred tax liabilities	(38,587)	(51,945)

Net deferred tax assets	27,591,991	27,576,253
Valuation allowance	(27,591,991)	(27,576,253)
	$-	$-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future.  A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	2011	2010	2009
U.S. federal statutory rate applied to pretax loss	$(797,921)	$(934,092)	$(1,116,646)
Permanent differences	3,536	(77,200)	169,469
Research and development credits	32,400	59,959	169,667
Change in valuation allowance	761,985	951,333	777,510
Reported income tax expense	$-	$-	$-

Note 9 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
9.           Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to a license agreement for technology associated with the vaccines we are developing.  The expense associated with these ongoing patent cost reimbursements to Emory amounted to $249,907, $193,674, and $85,673 for the years ended December 31, 2011, 2010, and 2009, respectively.

We have entered into two subcontracts with Emory for the purpose of conducting research and development activities associated with our grant from the NIH (see Note 3).  During 2011, 2010, and 2009, we recorded $1,172,758, $1,391,203, and $816,651, respectively, of expense associated with these subcontracts.  All amounts paid to Emory under these subcontracts are reimbursable to us pursuant to the NIH grant.

Through November 2009, we leased office and laboratory space on a month-to-month basis from Emtech Biotechnology Development, Inc., a related party associated with Emory.  Rent expense associated with this lease totaled $43,112 for the year ended December 31, 2009.

In March 2008, we entered into a consulting agreement with Donald Hildebrand, a former member of our Board of Directors and our former President & Chief Executive Officer, pursuant to which Mr. Hildebrand provides business and technical advisory services to the Company.  The term of the consulting agreement, as amended, began on April 1, 2008 and ends on December 31, 2012.  During 2011, 2010, and 2009, we recorded $24,000, $57,600, and $57,600, respectively, of expense associated with the consulting agreement.

In December 2011, members of our management and Board of Directors participated in the private placement offering of our common stock and warrants described in Note 6, whereby they purchased an aggregate of 335,954 shares of our common stock for a total purchase price of $225,089 and received five-year warrants to purchase an additional 503,932 shares of our common stock exercisable at $1.00 per share.

Note 10 - Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
10.           Selected Quarterly Financial Data (unaudited)

A summary of selected quarterly financial data for 2011 and 2010 is as follows:

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$893,002	$1,753,033	$1,297,006	$956,844
Net loss	(606,282)	(211,344)	(375,852)	(1,153,348)
Net loss per share	(0.04)	(0.01)	(0.02)	(0.08)

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$1,338,560	$1,737,169	$1,163,288	$946,240
Net loss	(690,789)	(933,089)	(644,666)	(478,784)
Net loss per share	(0.04)	(0.06)	(0.04)	(0.03)

Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
11.           Subsequent Events

Private Placement of Common Stock and Warrants

During January 2012, we sold an aggregate of 407,999 shares of our common stock to twelve individual accredited investors (including 45,000 shares sold to members of our board of directors and management) for an aggregate purchase price of $273,360.  We also issued to the investors warrants to purchase an aggregate of 612,001 shares of common stock at a price of $1.00 per share, which expire in January 2017.

Issuance of Convertible Preferred Stock and Warrants

On March 21, 2012, we sold shares of our Series A convertible preferred stock to certain institutional investors for an aggregate purchase price of $2.2 million.  The preferred stock is convertible at any time into shares of our common stock at $0.75 per share (2,933,333 shares in the aggregate), subject to possible adjustment as provided in the certificate of designation.

Pursuant to the terms of the securities purchase agreement, the investors also received five-year Series A warrants to purchase an aggregate of 2,933,333 shares of our common stock at $1.00 per share.  The Series A warrants are immediately exercisable.  We also granted to the investors a one-year additional purchase right, evidenced in the form of Series B warrants, to purchase up to 2,933,333 of our common stock for one year with an exercise price of $0.75 per share, and five-year Series C warrants to purchase up to 2,933,333 shares of our common stock at $1.00 per share.  The Series B warrants are immediately exercisable.  The Series C warrants only vest and become exercisable at the time, and to the extent, that the Series B warrants are exercised.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010 and 2009

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2011	$27,576,253	$889,322	$-	$(873,584)	$27,591,991
Year ended December 31, 2010	$27,091,338	$1,160,405	$-	$(675,490)	$27,576,253
Year ended December 31, 2009	$25,674,882	$1,416,456	$-	$-	$27,091,338

(1)	Deductions represent the effect of expiring NOL carryforwards from prior years.